Common Stock Warrants (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 22, 2017	Oct. 19, 2016	Feb. 10, 2016	Dec. 22, 2017	Dec. 23, 2016	Oct. 19, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Warrants to purchase common shares				37,250,000
Exercise price				$ 0.005
Warrant exercisable term				7 years
Fair value of common stock warrants				$ 102,364
Fair value per share				$ 0.00275
Volatility rate				195.00%
Risk-free interest rate				2.01%					1.75%
Expected term				3 years 6 months					9 years 2 months 19 days	0 years
Professional fee							$ 39,616	$ 41,147	$ 923,175	$ 332,650
Cancelled common shares										351,455
Cancelled common shares description

(i) $0.18, and (ii) 70% of the Market Price, which is the average of the three (3) lowest VWAPs, not less than a fixed floor of $0.0001, during the twenty (20) trading day period ending on the last complete trading day prior to the date the conversion notice is delivered, or 65% if that price is less than $0.10 per share was cancelled during the year ended December 31, 2016 pursuant to the settlement reached with Typenex.

Warrants Exercisable										300,000
Warrants exercisable price										$ 0.96
Exercise of cashless warrants at $0.00001 per share, Shares			2,248,846
Cashless exercise warrants			2,250,000
Common stock, par value			$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Common stock, issued shares							747,306,550		637,840,677	304,556,650
Warrants weighted average exercise price									$ 0.00275
Independent contractor One [Member]
Professional fee									$ 111,981	$ 39,769
Professional fee related to related party									$ 102,364	$ 25,030
Scientific Advisory Board [Member]
Warrants to purchase common shares				3,500,000
Exercise price				$ 0.005
Warrant exercisable term				7 years
Fair value of common stock warrants				$ 9,617
Fair value per share				$ 0.00275
Volatility rate				195.00%
Risk-free interest rate				2.01%
Expected term				3 years 6 months
Mitchell Felder [Member]
Warrants to purchase common shares				8,500,000
William Hartman [Member]
Warrants to purchase common shares				8,500,000
Heidi Carl [Member]
Warrants to purchase common shares				6,000,000
John Borza [Member]
Warrants to purchase common shares				7,250,000
Jay Rosen [Member]
Warrants to purchase common shares				1,000,000
Patricio Reyes [Member]
Warrants to purchase common shares				4,000,000
John Pauly [Member]
Warrants to purchase common shares				2,000,000
Common Stock Warrants Exercised [Member] | Board of Directors Chairman [Member]
Common stock, par value		$ 0.00001			$ 0.00001	$ 0.00001
Common stock, issued shares		4,000,000			6,000,000	4,000,000
Proceeds from common stock		$ 40			$ 60	$ 40
Common Stock Warrants Exercised [Member] | Chief Executive Officer [Member]
Common stock, par value	$ 0.00001	$ 0.00001			$ 0.00001	$ 0.00001
Common stock, issued shares	7,000,000	4,000,000			6,000,000	4,000,000
Proceeds from common stock	$ 70	$ 40			$ 60	$ 40